Trade and Other Payables (Details) - Schedule of trade and other payables - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of trade and other payables [Abstract]
Trade payables	S/ 83,754	S/ 84,894
Interests payable	26,322	24,809
Remuneration payable	18,102	18,007
Advances from customers	14,880	11,775
Taxes and contributions	10,478	12,047
Dividends payable, note 18(g)	7,686	52,523
Hedge finance cost payable	6,381	5,922
Board of Directors’ fees	5,061	5,917
Accounts payable related to the acquisition of property, plant and equipment, note 10(e)	4,830	8,698
Guarantee deposits	4,289	5,799
Account payable to the principal and affiliates, note 27	1,559	1,772
Other accounts payable	4,534	3,221
Trade and other payables	S/ 187,876	S/ 235,384